Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Sales	$ 77,044	$ 503,906
Cost of sales	(75,328)	(344,300)
Cost of sales-inventory write down	(1,478,108)	0
Gross profit (loss)	(1,476,392)	159,606
Operating expenses:
Research and development	1,538,615	1,556,988
General and administrative	5,600,188	6,173,049
Impairment of intangible assets	980,039	0
Total operating expenses	8,118,842	7,730,037
Loss from operations	(9,595,234)	(7,570,431)
Interest expense	(6,412,501)	(6,666,630)
Change in fair value of warrant liability	1,864,000
Loss before income tax benefit	(14,143,735)	(14,237,061)
Provision for income tax benefit	0	350,256
Net loss	(14,143,735)	(13,886,805)
Other comprehensive income:
Foreign currency translation adjustment	(836,946)	(257,885)
Comprehensive loss	$ (14,980,681)	$ (14,144,690)